Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	$ 1	$ 0
Cash and cash equivalents	3,547,071	182,315
Accounts receivable, net of allowance for doubtful accounts of $15,018 in 2014 and $43,282 in 2013	86,404	139,736
Inventory (Note 3)	271,871	246,006
Prepaid expenses	128,550	75,020
TOTAL CURRENT ASSETS	4,033,896	643,077
PROPERTY AND EQUIPMENT, at cost, less accumulated depreciation (Note 4)	7,840	13,267
OTHER ASSETS	11,106	11,444
INTANGIBLE ASSETS, at cost, less accumulated amortization (Note 5)	613,513	920,269
TOTAL ASSETS	4,666,355	1,588,057
Accounts payable	231,840	935,028
Accrued expenses (Note 6)	369,456	863,572
Accrued employee compensation	2,226	140,102
Interest payable, related parties (Note 7)	81,864	$ 163,729
Notes payable, related parties (Note 7)	5,372,743
Warrant liability (Note 12)	$ 159,626
Convertible promissory note (Note 10)		$ 147,775
Promissory notes (Note 10)		89,038
Capital lease payable, current portion (Note 13)		3,951
TOTAL CURRENT LIABILITIES	$ 6,217,755	2,343,195
Notes payable, related parties (Note 7)		5,372,743
TOTAL NON-CURRENT LIABILITIES		5,372,743
TOTAL LIABILITIES	$ 6,217,755	$ 7,715,938
COMMITMENTS AND CONTINGENCIES (Note 13)
Preferred stock	$ 0	$ 0
COMMON STOCK, par value $0.001, 150,000,000 shares authorized; 60,726,519 and 37,984,182 issued and outstanding at December 31, 2014 and 2013, respectively (Note 10)	60,727	37,984
ADDITIONAL PAID-IN CAPITAL	86,584,472	76,037,490
ACCUMULATED DEFICIT	(88,184,123)	(82,210,043)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	(12,477)	6,688
TOTAL STOCKHOLDERS' DEFICIT	(1,551,400)	(6,127,881)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 4,666,355	$ 1,588,057